Prepaid Land Lease and Other Leases (Details) - Schedule of carrying amounts of prepaid land lease - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Carrying Amounts Of Prepaid Land Lease Abstract
Current assets	$ 88,395	$ 91,023	$ 94,427
Non-current assets	1,051,034	1,127,788	1,264,399
Prepaid land lease, net	$ 1,139,429	$ 1,218,811	$ 1,358,826